OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 258	$ 99
Government authorities	61	53
Security deposits	65	65
Royalty-bearing grants	93	86
Other	6	6
Other accounts receivable and prepaid expenses, total	$ 483	$ 309